RECONCILIATION TO FORM 5500 - Reconciliation of the Program’s Share of Net Investment Income (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Program’s share of net investment income in the Savings Plan Master Trust	$ 34,206
Less: Administrative expenses related to the Savings Plan Master Trust per the financial statements	(293)
Net investment income from Master Trust investment accounts per the Form 5500	$ 33,913